Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Schedule of Company's Revenues Disaggregated by Revenue Category

The following table presents the Company’s revenues disaggregated by revenue category.

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue
On-demand delivery solution services	3,412,802	2,828,483	2,334,185	333,783
Mobility service solutions	233,837	175,148	115,665	16,540
Housekeeping services	48,670	30,125	75,915	10,856
Others	7,078	13,115	132	19
Total revenues	3,702,387	3,046,871	2,525,897	361,198

The following is a summary of the Company’s disaggregated revenues by timing of revenue recognition:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue
Point in time	154,455	105,972	83,742	11,975
Over time	3,547,932	2,940,899	2,442,155	349,223
Total revenues	3,702,387	3,046,871	2,525,897	361,198